Filed pursuant to Rule 497
File Nos. 333-146327 and 811-22128

FocusShares Trust
(the “Trust”)

Supplement dated August 9, 2011
to the Prospectus dated March 21, 2011
(the “Prospectus”)

Focus Morningstar US Market Index ETF
Focus Morningstar Large Cap Index ETF
Focus Morningstar Mid Cap Index ETF
Focus Morningstar Small Cap Index ETF
Focus Morningstar Basic Materials Index ETF
Focus Morningstar Communication Services Index ETF
Focus Morningstar Consumer Cyclical Index ETF
Focus Morningstar Consumer Defensive Index ETF
Focus Morningstar Energy Index ETF
Focus Morningstar Financial Services Index ETF
Focus Morningstar Health Care Index ETF
Focus Morningstar Industrials Index ETF
Focus Morningstar Real Estate Index ETF
Focus Morningstar Technology Index ETF
Focus Morningstar Utilities Index ETF
(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

Focus Morningstar US Market Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 1 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.12%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.05%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.0549% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	6
3	33

Focus Morningstar Large Cap Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 4 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.12%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.05%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.0549% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	6
3	33

Focus Morningstar Mid Cap Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 7 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.19%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.12%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1249% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	13
3	56

Focus Morningstar Small Cap Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 10 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.19%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.12%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1249% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	13
3	56

Focus Morningstar Basic Materials Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 13 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.26%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	20
3	78

Focus Morningstar Communication Services Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 16 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.26%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	20
3	78

Focus Morningstar Consumer Cyclical Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 19 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.26%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	20
3	78

Focus Morningstar Consumer Defensive Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 22 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.26%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	20
3	78

Focus Morningstar Energy Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 25 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.26%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	20
3	78

Focus Morningstar Financial Services Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 28 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.26%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	20
3	78

Focus Morningstar Health Care Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 31 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.26%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	20
3	78

Focus Morningstar Industrials Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 34 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.26%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	20
3	78

Focus Morningstar Real Estate Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 37 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.19%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.12%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1249% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	13
3	56

Focus Morningstar Technology Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 40 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.26%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	20
3	78

Focus Morningstar Utilities Index ETF

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 43 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(a)	0.26%
Fee Waiver and/or Expense Reimbursement(b)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	20
3	78

New text is included on Page 54 of the Prospectus after the fourth paragraph under Investment Advisor, as follows:

Expense Limitation Agreement.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the below listed operating expense limit of the average daily net assets for each Fund during any fiscal year for the period beginning at such Fund’s inception and ending December 30, 2012.

Fund	Operating Expense Limit
Focus Morningstar US Market Index ETF	0.0549%
Focus Morningstar Large Cap Index ETF	0.0549%
Focus Morningstar Mid Cap Index ETF	0.1249%
Focus Morningstar Small Cap Index ETF	0.1249%
Focus Morningstar Basic Materials Index ETF	0.1949%
Focus Morningstar Communication Services Index ETF	0.1949%
Focus Morningstar Consumer Cyclical Index ETF	0.1949%
Focus Morningstar Consumer Defensive Index ETF	0.1949%
Focus Morningstar Energy Index ETF	0.1949%
Focus Morningstar Financial Services Index ETF	0.1949%
Focus Morningstar Health Care Index ETF	0.1949%
Focus Morningstar Industrials Index ETF	0.1949%
Focus Morningstar Real Estate Index ETF	0.1249%
Focus Morningstar Technology Index ETF	0.1949%
Focus Morningstar Utilities Index ETF	0.1949%

The Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year provided such continuance is approved by the Board. The Fund may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund as set forth in the Expense Limitation Agreement.  The terms of the Expense Limitation Agreement may be revised upon renewal.  The Advisor is permitted to recoup from the Fund previously waived fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed as long as such recoupment does not cause Fund operating expenses to exceed the then applicable operating expense limit.

New text is included on Page 54 of the Prospectus as the second sentence of the second paragraph under the sub-heading Advisory Fees under Investment Advisor, as follows:

As described above, the Advisor has agreed, through December 30, 2012, to waive fees and reimburse expenses of each Fund up to such Fund’s operating expense limit.  Pursuant to the Expense Limitation Agreement, each Fund has agreed to reimburse the Advisor for any operating expenses in excess of the operating expense limit paid, waived or assumed by the Advisor for that Fund during the limitation period, provided the Advisor would not be entitled to recapture any amount that would cause that Fund’s operating expenses to exceed the operating expense limit during the year in which the recapture would be made, and provided further that no amount will be recaptured by the Advisor more than three years after the year in which it was incurred or waived by the Advisor.

Investors Should Retain This Supplement for Future Reference

FocusShares Trust
(the “Trust”)

Supplement dated August 9, 2011
to the Statement of Additional Information dated March 21, 2011
(the “Statement of Additional Information”)

Focus Morningstar US Market Index ETF
Focus Morningstar Large Cap Index ETF
Focus Morningstar Mid Cap Index ETF
Focus Morningstar Small Cap Index ETF
Focus Morningstar Basic Materials Index ETF
Focus Morningstar Communication Services Index ETF
Focus Morningstar Consumer Cyclical Index ETF
Focus Morningstar Consumer Defensive Index ETF
Focus Morningstar Energy Index ETF
Focus Morningstar Financial Services Index ETF
Focus Morningstar Health Care Index ETF
Focus Morningstar Industrials Index ETF
Focus Morningstar Real Estate Index ETF
Focus Morningstar Technology Index ETF
Focus Morningstar Utilities Index ETF
(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

New text is included on Page 18 of the Statement of Additional Information after the fifth paragraph under The Investment Advisor, as follows:

Expense Limitation Agreement.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the below listed operating expense limit of the average daily net assets for each Fund during any fiscal year for the period beginning at such Fund’s inception and ending December 30, 2012.

Fund	Operating Expense Limit
Focus Morningstar US Market Index ETF	0.0549%
Focus Morningstar Large Cap Index ETF	0.0549%
Focus Morningstar Mid Cap Index ETF	0.1249%
Focus Morningstar Small Cap Index ETF	0.1249%
Focus Morningstar Basic Materials Index ETF	0.1949%
Focus Morningstar Communication Services Index ETF	0.1949%
Focus Morningstar Consumer Cyclical Index ETF	0.1949%
Focus Morningstar Consumer Defensive Index ETF	0.1949%
Focus Morningstar Energy Index ETF	0.1949%
Focus Morningstar Financial Services Index ETF	0.1949%
Focus Morningstar Health Care Index ETF	0.1949%
Focus Morningstar Industrials Index ETF	0.1949%
Focus Morningstar Real Estate Index ETF	0.1249%
Focus Morningstar Technology Index ETF	0.1949%
Focus Morningstar Utilities Index ETF	0.1949%

The Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year provided such continuance is approved by the Board. The Fund may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund as set forth in the Expense Limitation Agreement.  The terms of the Expense Limitation Agreement may be revised upon renewal.  The Advisor is permitted to recoup from the Fund previously waived fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed as long as such recoupment does not cause Fund operating expenses to exceed the then applicable operating expense limit.

New text is included on Page 19 of the Statement of Additional Information as the second sentence of the first paragraph, as follows:

As described above, the Advisor has agreed, through December 30, 2012, to waive fees and reimburse expenses of each Fund up to such Fund’s operating expense limit.  Pursuant to the Expense Limitation Agreement, each Fund has agreed to reimburse the Advisor for any operating expenses in excess of the operating expense limit paid, waived or assumed by the Advisor for that Fund during the limitation period, provided the Advisor would not be entitled to recapture any amount that would cause that Fund’s operating expenses to exceed the operating expense limit during the year in which the recapture would be made, and provided further that no amount will be recaptured by the Advisor more than three years after the year in which it was incurred or waived by the Advisor.

Investors Should Retain This Supplement for Future Reference